Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preferred A [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares (in Shares)	1,240,000
Beginning balance amount	$ 1,240,000
Ending balance shares (in Shares)	1,240,000	1,240,000
Ending balance amount	$ 1,240,000	$ 1,240,000
Changes
New issued during the year shares (in Shares)		1,500,000
New issued during the year amount		$ 1,500,000
Converted to common stock shares (in Shares)		(260,000)
Converted to common stock amount		$ (260,000)
Preferred C [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares (in Shares)	150,000
Beginning balance amount	$ 1,500,000
Ending balance shares (in Shares)	150,000	150,000
Ending balance amount	$ 1,500,000	$ 1,500,000
Changes
New issued during the year shares (in Shares)		150,000
New issued during the year amount		$ 1,500,000
Converted to common stock shares (in Shares)
Converted to common stock amount
Preferred D [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares (in Shares)	80,000
Beginning balance amount	$ 3,120,000
Ending balance shares (in Shares)	80,000	80,000
Ending balance amount	$ 3,120,000	$ 3,120,000
Changes
New issued during the year shares (in Shares)		100,000
New issued during the year amount		$ 3,900,000
Converted to common stock shares (in Shares)		(20,000)
Converted to common stock amount		$ (780,000)